Equity Method Investments (Tables)	12 Months Ended
Mar. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Summary of equity method investments
Equity method investments at March 31, 2024 and 2025 consists of the following:

	Millions of yen
	2024	2025
Investment in corporate entities	¥1,002,560	¥973,795
Investment in real estate joint ventures	124,537	137,274
Investment in partnerships and other investments	186,790	208,946

	¥1,313,887	¥1,320,015

Summary of information relating to the equity method investees
Combined and condensed information relating to the equity method investees for fiscal 2023, 2024 and 2025 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2023	2024	2025
Operations:
Total revenues	¥1,792,981	¥2,871,734	¥5,799,502
Income before income taxes	(372,994)	266,966	607,503
Net income	(432,618)	198,006	420,757

Financial position:
Total assets	¥19,563,071	¥26,689,362	¥28,275,250
Total liabilities	12,379,335	17,178,962	18,861,607
Total equity	7,183,736	9,510,400	9,413,643